Other Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2026
Other Receivables, Net [Abstract]
Schedule of Other Receivables, Net

Other receivables, net included the following:

	As of March 31,
	2025	2026
	HKD	HKD	US$
Other receivables	450,084	91,231	11,637
Less: Provision for credit losses	(1,288)	-	-
Total Other receivables, net	$448,796	$91,231	$11,637

Schedule of Movement Allowance For Credit Losses

The following table sets forth the movement of provision for credit losses:

	As of March 31,
	2025	2026
	HKD	HKD	US$
Beginning balance	$729	$1,288	$164
Recovery	-	(1,288)	(164)
Addition	559	-	-
Ending balance	$1,288	$-	$-